Prepayments and Other Assets (Tables)	12 Months Ended
Mar. 31, 2023
Prepayments and Other Assets [Abstract]
Schedule of prepayments and other assets
	As of	As of
	March 31, 2023	March 31, 2022
	USD	USD

Prepayments to suppliers and others	272,129	176,978
Total prepayments and other assets	272,129	176,978